Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Total	Class A	Class A General Partner	Class A Limited Partners	Class B	Class B General Partner	Class B Limited Partners	Legacy 1 Class	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 2 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners	Global 1 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 2 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 3 Class	Global 3 Class General Partner	Global 3 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2010				$ 60,086,201			$ 633,504,348			$ 6,055,220			$ 6,486,967			$ 9,975,048			$ 18,221,772			$ 147,834,890
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010			4,478,872			542,672			1,050,542			1,019,793			1,028,338			1,155,098			473,009
Partners' capital, (net asset value) (in units) at Dec. 31, 2010				40,362.54			498,484.71			5,908.00			6,361.06			10,133.38			18,631.40			156,270.73
Partners' capital, (net asset value) (in units) at Dec. 31, 2010			3,008.66			427.01			1,025.00			1,000.00			1,044.66			1,181.06			500.00
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2010		$ 1,488.66			$ 1,270.86			$ 1,024.92			$ 1,019.79			$ 984.38			$ 978.01			$ 946.02
Increase (Decrease) in Partners' Capital
Contributions	170,487,033									720,924			11,708,655		300,000	6,017,541		749,000	14,686,484			136,304,429
Contributions (in units)										717.20			11,940.41		328.23	6,323.04		793.64	15,726.10			150,909.69
Redemptions	(138,060,068)			(11,178,065)			(92,951,924)			(1,398,274)			(1,641,857)			(2,235,243)			(3,443,558)			(25,211,147)
Redemptions (in units)				(8,242.73)			(79,315.60)			(1,414.36)			(1,766.55)			(2,439.31)			(3,770.96)			(29,316.17)
Net income (loss)	(125,497,544)		(580,138)	(7,286,031)		(73,367)	(79,867,014)		(115,511)	(624,412)		(116,730)	(1,621,694)		(127,962)	(1,501,634)		(193,575)	(2,970,021)		(61,711)	(30,357,744)
Partners' capital, (net asset value) at Dec. 31, 2011				41,622,105			460,685,410			4,753,458			14,932,071			12,255,712			26,494,677			228,570,428
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011			3,898,734			469,305			935,031			903,063			1,200,376			1,710,523			411,298
Partners' capital, (net asset value) (in units) at Dec. 31, 2011				32,119.81			419,169.11			5,210.84			16,534.92			14,017.11			30,586.54			277,864.25
Partners' capital, (net asset value) (in units) at Dec. 31, 2011			3,008.66			427.01			1,025.00			1,000.00			1,372.89			1,974.70			500.00
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2011		$ 1,295.84	$ 1,295.84	$ 1,295.84	$ 1,099.04	$ 1,099.04	$ 1,099.04	$ 912.23	$ 912.23	$ 912.23	$ 903.06	$ 903.06	$ 903.06	$ 874.34	$ 874.34	$ 874.34	$ 866.22	$ 866.22	$ 866.22	$ 822.60	$ 822.60	$ 822.60
Increase (Decrease) in Partners' Capital
Contributions	45,591,226									349,150			1,014,958			3,520,351			4,373,822			36,332,945
Contributions (in units)										369.93			1,127.13			3,970.66			4,988.20			44,315.45
Redemptions	(165,751,164)		(650,000)	(8,223,133)		(461,824)	(105,075,179)			(1,057,043)			(4,379,910)			(4,882,572)			(6,623,424)		(406,616)	(33,991,463)
Redemptions (in units)			(508.88)	(6,412.48)		(427.01)	(96,911.80)			(1,185.11)			(4,868.53)			(5,538.17)			(7,644.09)		(500.00)	(41,657.58)
Net income (loss)	(41,942,203)		(208,081)	(2,129,332)		(7,481)	(25,306,440)		(37,033)	(194,549)		(38,461)	(505,812)		(39,564)	(367,077)		(60,688)	(909,373)		(4,682)	(12,133,630)
Partners' capital, (net asset value) at Dec. 31, 2012		31,269,640		31,269,640	330,303,791		330,303,791	3,851,016		3,851,016	11,061,307		11,061,307	10,526,414		10,526,414	23,335,702		23,335,702	218,778,280		218,778,280
Partners' capital, (net asset value) at Dec. 31, 2012	636,740,050
Partners' capital, (net asset value) at Dec. 31, 2012		3,040,653	3,040,653					897,998	897,998		864,602	864,602		1,160,812	1,160,812		1,649,835	1,649,835
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		25,707.33		25,707.33	322,257.31		322,257.31	4,395.66		4,395.66	12,793.52		12,793.52	12,449.60		12,449.60	27,930.65		27,930.65	280,522.12		280,522.12
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		2,499.78	2,499.78					1,025.00	1,025.00		1,000.00	1,000.00		1,372.89	1,372.89		1,974.70	1,974.70
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2012		$ 1,216.37	$ 1,216.37	$ 1,216.37	$ 1,024.97		$ 1,024.97	$ 876.10	$ 876.10	$ 876.10	$ 864.60	$ 864.60	$ 864.60	$ 845.52	$ 845.52	$ 845.52	$ 835.49	$ 835.49	$ 835.49	$ 779.90		$ 779.90
Increase (Decrease) in Partners' Capital
Contributions	28,057,907												426,064			914,871			1,955,847			24,761,125
Contributions (in units)													493.95			1,080.05			2,344.85			32,538.51
Redemptions	(193,063,119)		(2,000,000)	(9,627,119)			(97,440,547)			(931,514)			(6,827,074)			(2,949,624)			(10,046,041)			(63,241,200)
Redemptions (in units)			(1,735.79)	(8,214.87)			(99,484.86)			(1,082.43)			(8,156.51)			(3,590.89)			(12,372.29)			(84,126.07)
Net income (loss)	(24,362,829)		(147,050)	(1,182,305)			(14,675,494)		(15,715)	(67,593)		(16,840)	(310,469)		(14,111)	(190,381)		(23,766)	(503,068)			(7,216,037)
Partners' capital, (net asset value) at Dec. 31, 2013		20,460,216		20,460,216	218,187,750		218,187,750	2,851,909		2,851,909	4,349,828		4,349,828	8,301,280		8,301,280	14,742,440		14,742,440	173,082,168		173,082,168
Partners' capital, (net asset value) at Dec. 31, 2013	447,372,009
Partners' capital, (net asset value) at Dec. 31, 2013		$ 893,603	$ 893,603					$ 882,283	$ 882,283		$ 847,762	$ 847,762		$ 1,146,701	$ 1,146,701		$ 1,626,069	$ 1,626,069
Partners' capital, (net asset value) (in units) at Dec. 31, 2013		17,492.46		17,492.46	222,772.45		222,772.45	3,313.23		3,313.23	5,130.96		5,130.96	9,938.76		9,938.76	17,903.21		17,903.21	228,934.56		228,934.56
Partners' capital, (net asset value) (in units) at Dec. 31, 2013		763.99	763.99					1,025.00	1,025.00		1,000.00	1,000.00		1,372.89	1,372.89		1,974.70	1,974.70
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2013		$ 1,169.66	$ 1,169.66	$ 1,169.66	$ 979.42		$ 979.42	$ 860.76	$ 860.76	$ 860.76	$ 847.76	$ 847.76	$ 847.76	$ 835.24	$ 835.24	$ 835.24	$ 823.45	$ 823.45	$ 823.45	$ 756.03		$ 756.03